Other reserves - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reserves Within Equity [Line Items]
Other reserves	$ 12,284	$ 9,216
Rio Tinto plc [member]
Disclosure Of Reserves Within Equity [Line Items]
Other reserves	11,992	11,988
Merger reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Other reserves	11,936
Merger reserve [Member] | Rio Tinto plc [member]
Disclosure Of Reserves Within Equity [Line Items]
Other reserves	$ 11,936	$ 11,936